Investment in Securities - Schedule of Changes in Investments (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Changes in Investments [Line Items]
Balance, beginning			$ 139,084
Purchases			995,100		139,084
Acquired in the sale of Skincare business			728,550
Proceeds on sale			(1,109,921)
Interest			4,620
Realized loss	$ 95,184		(371,494)
Unrealized loss	299,303		238,899
Balance, ending	624,838		624,838		139,084
Public Company Investment [Member]
Schedule of Changes in Investments [Line Items]
Balance, beginning
Purchases			870,100
Transfer			139,084
Acquired in the sale of Skincare business			728,550
Proceeds on sale			(1,109,921)
Interest
Realized loss			(371,494)
Unrealized loss			56,305
Balance, ending	312,624		312,624
Private Company Investment [Member]
Schedule of Changes in Investments [Line Items]
Balance, beginning			139,084
Purchases					139,084
Transfer			(139,084)
Acquired in the sale of Skincare business
Proceeds on sale
Interest
Realized loss
Unrealized loss
Balance, ending					139,084
Convertible Debenture [Member]
Schedule of Changes in Investments [Line Items]
Balance, beginning
Purchases			125,000
Transfer
Acquired in the sale of Skincare business
Proceeds on sale
Interest			4,620
Realized loss
Unrealized loss			182,594
Balance, ending	$ 312,214		$ 312,214